Income Taxes (Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. operations
Current	$ 0	$ 0	$ 0
Deferred	0	0	0
Total	0	0	0
State and local
Current	27	2	7
Deferred	0	0	0
Total	27	2	7
Foreign jurisdiction
Current	50	142	130
Deferred	(15)	3	18
Total	35	145	148
Current, total	77	144	137
Deferred, total	(15)	3	18
Total	$ 62	$ 147	$ 155